General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2023
POSCO ENERGY CO., LTD [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2023-01
Reason	Merged into POSCO INTERNATIONAL Corporation(*1) [1]
POS-CD PTY LTD [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2023-01
Reason	Liquidation
POSCO ICT BRASIL [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2023-08
Reason	Divestiture
PGSF, L.P. [Member]
Disclosure of subsidiaries [line items]
Date of exclusion	2023-09
Reason	Liquidation
Future creation fund postech early stage account [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2023-12
Reason	Liquidation
Songdo posco family housing [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2023-12
Reason	Liquidation

[1]	As a result of the merger transaction, the ownership of the Company in POSCO INTERNATIONAL Corporation increased from 62.92% to 73.21%.